Condensed financial information of the parent company (Tables)	12 Months Ended
Jun. 30, 2019
Condensed Financial Information Disclosure [Abstract]
Schedule of parent company balance sheets
	2019	2018

ASSETS
CURRENT ASSETS:
Cash	$60,122	$378,730
Other receivables	2,300	2,300
Prepaid expenses	25,000	40,458
Total current assets	87,422	421,488

OTHER ASSETS:
Intercompany receivable	19,149,878	18,574,784
Total other assets	19,149,878	18,574,784

Total assets	$19,237,300	$18,996,272

LIABILITIES AND SHAREHOLDERS' EQUITY

CURRENT LIABILITIES:
Other payables	$177,092	$2,000
Other payables - shareholders	848,089	-
Accrued liabilities	26,200	-
Total current liabilities	874,289	2,000

OTHER LIABILITIES:
Loss in excess of investment in subsidiaries	17,842,213	9,292,064
Total other liabilities	17,842,213	9,292,064

Total liabilities	18,716,502	9,294,064

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS' EQUITY:
Preferred stock, $0.001 par value, 1,000,000 shares authorized, no share issued or outstanding	-	-
Common stock, $0.001 par value, 74,000,000 shares authorized, 7,174,626 and 5,488,649 shares issued and outstanding as of June 30, 2019 and 2018, respectively	7,175	5,489
Additional paid-in-capital	54,237,082	48,360,368
Deferred stock compensation	(3,161,200)	(2,825,000)
Deficit	(64,031,446)	(49,642,916)
Statutory reserves	6,248,092	6,248,092
Accumulated other comprehensive income	7,221,095	7,556,175
Total shareholders' equity	520,798	9,702,208
Total liabilities and shareholders' equity	$19,237,300	$18,996,272

Schedule of parent company statements of operations and comprehensive loss
	2019	2018	2017

SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	$(1,756,972)	$(858,605)	$(600,000)
STOCK COMPENSATION EXPENSE	(4,592,200)	(1,388,501)	(289,000)
LOSS FROM OPERATIONS	(6,349,172)	(2,247,106)	(889,000)

OTHER INCOME (EXPENSE), NET
Interest income	84	13	-
Finance expense	(1,465)	(26)	-
Equity loss of subsidiaries	(8,037,977)	(5,152,846)	(10,149,120)
TOTAL OTHER EXPENSE, NET	(8,039,358)	(5,152,859)	(10,149,120)

NET LOSS	(14,388,530)	(7,399,965)	(11,038,120)

OTHER COMPREHENSIVE INCOME (LOSS) -
foreign currency translation income (loss)	(335,080)	347,097	(499,361)

COMPREHENSIVE LOSS	$(14,723,610)	$(7,052,868)	$(11,537,481)

Schedule of parent company statements of cash flows
	2019	2018	2017

CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(14,388,530)	$(7,399,965)	$(11,038,120)
Adjustments to reconcile net loss to cash used in operating activities:
Stock compensation expense	4,592,200	1,388,501	289,000
Loss from subsidiaries	8,037,977	5,152,846	10,149,120
Changes in operating assets and liabilities
Other receivables	-	(2,300)	-
Prepaid expenses	15,458	(40,458)	-
Intercompany receivable	(575,094)	(42,350)	-
Other payables	175,092	2,000	-
Other payables - shareholders	540,000	720,000	600,000
Accrued expenses	334,289	-	-
Net cash used in operating activities	(1,268,608)	(221,726)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of ordinary shares	950,000	600,000	-
Net cash provided by financing activities	950,000	600,000	-

EFFECTS OF EXCHANGE RATE CHANGE IN CASH	-	-	-

NET CHANGE IN CASH	(318,608)	378,274	-

CASH, beginning of year	378,730	456	456

CASH, end of year	$60,122	$378,730	$456

NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES:
Common stocks issued to repay shareholders	$4,928,400	$3,859,443	$-
Accrued liabilities reclassified to loans payable – employees upon tri-party agreements	$308,089	$-	$-